Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of maturity lease obligations
Twelve Months Ending December 31,	Operating Lease Amount		Operating Lease Amount
	RMB		USD
2021	2,834,662	*	434,438
2022	640,628		98,183
Total lease payments	3,475,290		532,621
Less: Interest	(101,540)		(15,562)
Present value of lease liabilities	3,373,750		517,059
*	Include the operating leases with a term less than one year.